Net Loss per Share - Computation of basic and diluted net loss per share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Numerator:
Net loss	¥ (97,080)	¥ (25,798)	¥ (48,334)
Denominator:
Weighted-average shares outstanding used to compute net loss per share, basic	20,004,000	20,004,000	20,004,000
Weighted-average shares outstanding used to compute net loss per share, diluted	20,004,000	20,004,000	20,004,000
Net loss per share attributable to common shareholders, basic	¥ (4.85)	¥ (1.29)	¥ (2.42)
Net loss per share attributable to common shareholders, diluted	¥ (4.85)	¥ (1.29)	¥ (2.42)